General (Schedule of Components Of Intangible Assets With Annual Rates Of Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Jan. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,736		$ 1,755	$ 589
Frisk Software, Inc. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	2,250
Annual rates of amortization	8.00%
Frisk Software, Inc. [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	984
Annual rates of amortization	10.00%
Frisk Software, Inc. [Member] | Intellectual Property [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,266
Annual rates of amortization	6.70%
Eleven GMBH [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	9,100
Annual rates of amortization	10.00%
Eleven GMBH [Member] | Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	671
Annual rates of amortization	10.00%
Eleven GMBH [Member] | Customer Relations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,037
Eleven GMBH [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,611
Annual rates of amortization	10.00%
Eleven GMBH [Member] | In Process R&D [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	781
Annual rates of amortization		[1]
Eleven GMBH [Member] | In Process R&D [Member] | Product, one [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets					169
Useful life					10 years
Eleven GMBH [Member] | In Process R&D [Member] | Product, two [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets						$ 612
Useful life						9 years

[1]	The in-process research and development ("IPR&D") is amortized when the development is completed. Commencing January 2013, the Company began amortizing a portion of the IPR&D, in the amount of $169 thousand and with an estimated useful life of ten years, related to the development of a specific product which had become available for general release. Commencing January 2014, the Company began amortizing the remainder of the IPR&D, in the amount of $612 thousand and with an estimated useful life of 9 years, related to the development of another specific product which had become available for general release.